Income Taxes, Changes in Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	$ 3,439	$ 5,383
Credited (charged) to the statement of earnings	(1,368)	(1,054)
Credited (charged) to shareholders' equity	554	(479)
Business combinations	(4,202)	(279)
Foreign currency translation adjustment	381	(132)
Deferred tax assets (liability), end of year	(1,196)	3,439
Deferred Income Tax Assets [Member] | Long-Lived Assets [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	1,802	2,255
Credited (charged) to the statement of earnings	200	(240)
Credited (charged) to shareholders' equity	0	0
Business combinations	0	(279)
Foreign currency translation adjustment	(77)	66
Deferred tax assets (liability), end of year	1,925	1,802
Deferred Income Tax Assets [Member] | Provisions and Accruals [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	3,772	4,246
Credited (charged) to the statement of earnings	(250)	(89)
Credited (charged) to shareholders' equity	554	(479)
Business combinations	0	0
Foreign currency translation adjustment	(113)	94
Deferred tax assets (liability), end of year	3,963	3,772
Deferred Income Tax Assets [Member] | Deferred Revenue [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	2,890	2,330
Credited (charged) to the statement of earnings	(101)	486
Credited (charged) to shareholders' equity	0	0
Business combinations	0	0
Foreign currency translation adjustment	(73)	74
Deferred tax assets (liability), end of year	2,716	2,890
Deferred Income Tax Assets [Member] | Research and Development Expenses [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	2,731	2,361
Credited (charged) to the statement of earnings	(101)	248
Credited (charged) to shareholders' equity	0	0
Business combinations	0	0
Foreign currency translation adjustment	(106)	122
Deferred tax assets (liability), end of year	2,524	2,731
Deferred Income Tax Assets [Member] | Losses Carried Forward [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	4,241	4,598
Credited (charged) to the statement of earnings	(2,633)	(1,470)
Credited (charged) to shareholders' equity	0	0
Business combinations	3,687	1,059
Foreign currency translation adjustment	(222)	54
Deferred tax assets (liability), end of year	5,073	4,241
Deferred Income Tax Liabilities [Member] | Long-Lived Assets [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	(1,002)	0
Credited (charged) to the statement of earnings	1,903	111
Credited (charged) to shareholders' equity	0	0
Business combinations	(7,889)	(1,059)
Foreign currency translation adjustment	527	(54)
Deferred tax assets (liability), end of year	(6,461)	(1,002)
Deferred Income Tax Liabilities [Member] | Research and Development Tax Credits [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	(10,995)	(10,407)
Credited (charged) to the statement of earnings	(386)	(100)
Credited (charged) to shareholders' equity	0	0
Business combinations	0	0
Foreign currency translation adjustment	445	(488)
Deferred tax assets (liability), end of year	$ (10,936)	$ (10,995)